Acquisitions and Equity Method Investments	9 Months Ended
Feb. 28, 2023
Unique Logistics International, Inc. [Member]
Acquisitions and Equity Method Investments [Line Items]
ACQUISITIONS AND EQUITY METHOD INVESTMENTS

2. ACQUISITIONS AND EQUITY METHOD INVESTMENTS

On February 21, 2023, the Company completed the acquisition via a stock purchase agreement (“SPA”) signed on April 28, 2022, and applicable amendments by and between the Company and Unique Logistics Holdings Limited, a Hong Kong corporation (the “ULHK”), whereby the Company acquired all ULHK’s share capital in eight (8) of ULHK’s operating subsidiaries as follows:

Schedule Of Acquired Subsidiary

Name of acquired operating subsidiary	Purchased Percentage	Designation
Unique Logistics International (H.K.) Limited	100%	Consolidated subsidiary
Unique Logistics International (Vietnam) Co., Ltd.	65%	Consolidated subsidiary
ULI (South China) Limited	70%	Consolidated subsidiary
Unique Logistics International (South China) Limited	70%	Consolidated subsidiary
Unique Logistics International (India) Private Ltd.	65%	Consolidated subsidiary
ULI (North & East China) Company Limited	50%	Equity-method investment
Unique Logistics International Co., Ltd	50%	Equity-method investment
TGF Unique Limited	49.99%	Equity-method investment

Purchase Price

The total fair value of the consideration transferred was $28.8 million ($15.5 million, net of cash acquired).

	Maturity Date	Description	Fair Value	Interest rate
Cash at closing			$3,500,000
Promissory Notes	3/7/2023	Note 1 to ULHK	4,500,000	15.0%
	4/7/2023	Note 2 to ULHK	5,000,000	15.0%
	6/30/2023	Note 3 to ULHK	5,000,000	15.0%
	2/21/2025	Note 4 to ULHK	1,000,000	—
	2/21/2025	Note 5 to FTS	500,000	—
	6/30/2023	Note 6 to ULHK	2,000,000	—
	6/30/2023	Note 7 to ULHK	1,000,000	—
			19,000,000
Contingent considerations
	6/30/2023	Note 8 to ULHK	2,500,000	15.0%
	2/21/2024	Note 9 to ULHK	2,000,000	—
	2/21/2024	Earnout payment (estimated)	1,750,000	—
			6,250,000

Purchase Price			$28,750,000

Promissory Notes

As part of the acquisition, the Company issued certain promissory notes consisting of the following:

Promissory Note 1 in the principal amount of $4,500,000 which matured March 7, 2023, having an interest rate of 15%.

Promissory Note 2 in the principal amount of $5,000,000 which matured April 7, 2023, having an interest rate of 15%.

Promissory Note 3 in the principal amount of $5,000,000 which matures June 30, 2023, having an interest rate of 15%

Promissory Note 4 in the principal amount of $1,000,000 which matures February 21, 2025 and bearing no interest.

Promissory Note 5 in the principal amount of $500,000 for the remaining 35% share capital of Unique Logistics International (India) Private Ltd. acquired by the Company from Frangipani Trade Services, Inc. (“FTS”), a New York corporation owned by Sunandan Ray, Chief Executive Officer of the Company, maturing February 21, 2025 and bearing no interest.

Promissory Note 6 in the principal amount of $2,000,000 due June 30, 2023 (the “Initial Taiwan Maturity Date”), bearing no interest and payable on: (a) July 15, 2023, provided that all government and other regulatory approvals necessary or required by Taiwan in order to consummate the Transaction as the same relates to Unique-Taiwan (the “Taiwan Approvals”) have been received by the Initial Taiwan Maturity Date; or (b) in the event that the Taiwan Approvals have not been received by the Taiwan Maturity Date, payment under this promissory note will be due and payable within 15 days of receipt of the Taiwan Approvals. This promissory note was issued in lieu of cash otherwise due under the original Local SPA in respect of the Purchased Shares of Unique-Taiwan.

Promissory Note 7 in the principal amount of $1,000,000 due June 30, 2023 (the “Initial Vietnam Maturity Date”), bearing no interest and payable on: (a) July 15, 2023, provided that all government and other regulatory approvals necessary or required by Vietnam in order to consummate the Transaction as the same relates to Unique-Vietnam (the “Vietnam Approvals”) have been received by the Initial Vietnam Maturity Date; or (b) in the event that the Vietnam Approvals have not been received by the Vietnam Maturity Date, payment under this promissory note will be due and payable within fifteen (15) days of receipt of the Vietnam Approvals. This promissory note was issued in lieu of cash otherwise due under the original Local SPA in respect of the Purchased Shares of Unique-Vietnam.

Contingent Considerations

At Closing, the Company issued two additional promissory notes, in lieu of cash, as payment of certain milestones set forth in the SPA that were already achieved:

•        Promissory Note 8 in the principal amount of $2,500,000 due on June 30, 2023, having an interest rate of 15%. This Promissory Note was issued in respect of the purchase price adjustment provided for under the SPA.

•        Promissory Note 9 in the principal amount of $2,000,000 due on February 21, 2024, and bearing no interest. This Promissory Note was issued in respect of the purchase price adjustment provided for under the SPA.

As of the acquisition date and based on the preliminary assessment by management, the seller (ULHK) fully met its obligation as it relates to the purchase price adjustments provided by the SPA and would be entitled to full amount of the contingent consideration, therefore the Company recorded these notes at fair value as stated in the promissory notes as of February 28, 2023.

In addition to the Initial Purchase Price, ULHK will be eligible for a one-time cash earn-out payment in the amount of (i) $2,500,000, if the EBITDA of the Purchased Shares, in the aggregate, exceeds $5,000,000 for the one-year period beginning on July 1, 2022 and ending June 30, 2023 (the “Earn Out Period”), or (ii) $2,000,000, if the EBITDA of the Purchased Shares, in the aggregate is equal to or less than $5,000,000 but exceeds $4,500,000, for the Earn Out Period, in each case, to be paid by the Company within 90 days of June 30, 2023. Management estimated fair value of the earnout payment based on the actual up to date performance of the acquired entities and the probability of the earn out payment occurrence to be at $1,750,000 as of February 28, 2023.

All contingent considerations and earn out payment are recorded in other current liabilities on the balance sheet as of February 28, 2023, in the amount of $5,710,057. While the first two contingent considerations were met by the Seller in its entirety, given the uncertain nature of the earn out payment, we conducted a sensitivity analysis based on both historical performance and projected performance throughout the period covered by the earn out payment. We determined the present value of the earn out payment based on the anticipated payment date of September 28, 2023, and the cost of debt of 15.0%.

Purchase Price Allocation

The Company obtained full control of five subsidiaries during the acquisition identified above and consolidated these subsidiaries as of the acquisition date. US GAAP requires an acquirer to recognize the assets acquired, the liabilities assumed, and any noncontrolling interest in the acquirer at the acquisition date, measured at their fair values as of that date. The acquisition method of accounting requires extensive use of estimates and judgments to allocate the considerations transferred to the identifiable tangible and intangible assets acquired and liabilities assumed.

The following summarizes preliminary estimates of fair values of the assets acquired and liabilities assumed at the acquisition:

Fair Value
Assets Acquired:
Current assets	$36,232,526
Equity method investments	10,861,111
Identifiable intangible assets	6,515,000
Fixed Assets and other non-current assets	2,367,272

Liabilities Assumed:
Current liabilities	(27,326,110)
Other long-term liabilities	(327,861)
Non-Controlling Interest	(3,558,263)

Goodwill	3,986,325
Purchase Price	$28,750,000

Total amount of goodwill recognized in this transaction was $9,478,477, with $5,492,152 allocated to equity method investments and $3,986,325 recorded as additional goodwill on the balance sheet. The goodwill acquired is primarily attributable to the workforce retained of the acquired businesses and synergies expected to arise after the Company’s acquisition of the above operating subsidiaries. It is also anticipated that the goodwill will be deductible for tax purposes.

The Company paid approximately $0.5 million of closing costs for legal, accounting, and other professional fees which were expensed during the period ended February 28, 2023.

Identifiable intangible assets and their amortization periods are estimated as follows:

	Cost Basis	Useful Life
Customer relationships	$6,292,000	7 years
Non-compete agreements	223,000	1 year
	$6,515,000

Amortization of intangible assets was immaterial for the period from the acquisition date to the end of the reporting period February 28, 2023. The future amortization schedule is as follows:

For the Twelve Months Ending February 28,
2024	$1,121,857
2025	898,857
2026	898,857
2027	898,857
2028	898,857
Thereafter	1,797,715
Total.	$6,515,000

Equity Method Investments

The following summarizes financial information at fair value for the equity-method investments at the acquisition:

Fair Value
Current assets	$17,493,164
Noncurrent assets	152,658
Total Assets	17,645,822
Current liabilities	6,907,904
Noncurrent liabilities	—
Total liabilities	6,907,904
Net assets of the equity investee	10,737,918
Equity attributable to non-controlling interest	(5,368,959)
Equity attributable to registrant	5,368,959
Equity goodwill attributable to registrant	5,492,152
Total Equity method investment	$10,861,111

Pro Forma Information (Unaudited)

The results of operations of eight entities which the Company acquired on February 21, 2023, have not been included in our February 28, 2023, condensed consolidated financial statements because of the company’s decision to include earnings from consolidated subsidiaries and equity method investments on a one-month lag basis. The following unaudited pro forma financial information represents a summary of the consolidated results of operations for the three and nine months ended February 28, 2022, assuming the acquisitions had been completed as of June 1, 2021, first day of the period presented. The proforma adjustments include the elimination of intercompany revenue and expense transactions. The pro forma financial information is not necessarily indicative of the results of operations that would have been achieved if the acquisitions had been effective as of these dates, or of future results.

	Three Months Ended February 28, 2022	Nine Months Ended February 28, 2022
Revenue, net	$339,213,905	$1,040,963,776
Net Income attributable to registrant	1,030,332	18,653,614
Weighted average shares of common stock outstanding, basic and diluted (as previously reported)	655,781,078	582,680,746
Net income per share, basic and diluted	$—	$0.03